                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-21781

                         Pioneer Asset Allocation Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  July 30

Date of reporting period:  October 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Solutions – Conservative Fund

 Pioneer Solutions – Balanced Fund

 Pioneer Solutions – Growth Fund

 NQ | October 31, 2016

 Ticker Symbols:

 Class

 Conservative

 Fund

 Balanced

 Fund

 Growth

 Fund

 A

 PIAVX

 PIALX

 GRAAX

 C

 PICVX

 PIDCX

 GRACX

 R

 PSMRX

 BALRX

 SOGRX

 Y

 IBBCX

 IMOYX

 IBGYX

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Conservative Fund

 Shares

 Value

 MUTUAL FUNDS - 90.9%

 UNAFFILIATED FUNDS - 23.7%

 71,783

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

 $1,607,939

 288,774

 Doubleline Total Return Bond Fund Class I

 3,133,198

 49,116

 Goldman Sachs Emerging Markets Debt Fund Class I

 635,070

 6,907

 iShares Core MSCI Emerging Markets ETF

 311,782

 14,350

 iShares MSCI Canada ETF

 363,773

 15,887

 iShares MSCI China ETF

 747,801

 8,947

 iShares MSCI Emerging Markets ETF

 332,292

 28,010

 iShares MSCI India ETF

 813,410

 21,683

 JOHCM Asia Ex-Japan Equity Fund Class IS

 235,042

 285,311

 MFS Total Return Bond Fund Class I

 3,092,771

 15,485

 T. Rowe Price International Funds - European Stock Fund

 270,523

 23,607

 VanEck Vectors Vietnam ETF

 338,288

 261,742

 Western Asset Core Plus Bond Fund Class IS

 3,104,260

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $14,985,695)

 $14,986,149

 AFFILIATED FUNDS* - 67.2%

 1,696,269

 Pioneer Bond Fund Class K

 $16,623,436

 289,182

 Pioneer Dynamic Credit Fund Class Y

 2,732,770

 77,024

 Pioneer Equity Income Fund Class K

 2,604,181

 102,850

 Pioneer Floating Rate Fund Class K

 698,351

 75,700

 Pioneer Fundamental Growth Fund Class K

 1,460,253

 165,382

 Pioneer Global Equity Fund Class K

 2,186,350

 23,959

 Pioneer Global High Yield Fund Class Y

 204,852

 108,596

 Pioneer Global Multisector Income Fund Class Y

 1,160,888

 36,395

 Pioneer High Yield Fund Class Y

 343,570

 100,030

 Pioneer International Equity Fund Class Y

 1,962,595

 209,963

 Pioneer Short Term Income Fund Class K

 2,011,446

 968,779

 Pioneer Strategic Income Fund Class K

 10,433,750

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $42,070,984)

 $42,422,442

 TOTAL MUTUAL FUNDS

 (Cost $57,056,679)

 $57,408,591

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.5%

 1,491,946

 U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25

 $1,531,505

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $1,459,887)

 $1,531,505

 SOVEREIGN DEBT OBLIGATION - 1.9%

 120,224,442

  JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $1,209,694

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $1,172,363)

 $1,209,694

 TOTAL INVESTMENTS IN SECURITIES - 95.3%

 (Cost $59,688,929) (a)

 $60,149,790

 OTHER ASSETS AND LIABILITIES - 4.7%

 $                  2,976,714

 TOTAL NET ASSETS - 100.0%

 $               63,126,504

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Conservative Fund (continued)

 (a)

 At October 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of

 $59,949,661 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $                      892,242

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (692,113)

 Net unrealized appreciation

 $                      200,129

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 224,029

 London

 Clearing House

 Receive

 EURIBOR

 6 Month

 0.694%

 2/10/25

 $(8,577)

 SEK

 2,127,723

 London

 Clearing House

 Pay

 LIBOR SEK

 3 Month

 0.981%

 2/10/25

   9,876

 $1,299

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 Appreciation

 EUR

 281,000

 Deutsche Bank

 Pay

 EMMI EURO

 OverNight Index

 Average

 0.332%

 5/09/26

 $4,020

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 JPY

 Japanese Yen

 SEK

 Swedish Krona

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $57,408,591

 $–

 $–

 $57,408,591

 U.S. Government and

 Agency Obligation

 –

 1,531,505

 –

 1,531,505

 Sovereign Debt

 Obligation

 –

 1,209,694

 –

 1,209,694

 Total

 $57,408,591

 $2,741,199

 $–

 $60,149,790

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swap

 –

 9,876

 –

 9,876

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swap

 –

 (8,577)

 –

 (8,577)

 Unrealized Appreciation

 on Interest Rate Swap

 –

 4,020

 –

 4,020

 Total Other

     Financial Instruments

 $–

 $5,319

 $–

 $5,319

 During the three months ended October 31, 2016, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Balanced Fund

 Shares

 Value

 MUTUAL FUNDS - 92.4%

 UNAFFILIATED FUNDS - 29.9%

 77,803

 Aston/Fairpointe Mid Cap Fund Class I

 $2,986,857

 225,538

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

 5,052,051

 798,304

 Doubleline Total Return Bond Fund Class I

 8,661,598

 142,700

 Goldman Sachs Emerging Markets Debt Fund Class I

 1,845,111

 19,641

 iShares Core MSCI Emerging Markets ETF

 886,595

 102,604

 iShares MSCI Canada ETF

 2,601,011

 46,113

 iShares MSCI China ETF

 2,170,539

 23,638

 iShares MSCI Emerging Markets ETF

 877,915

 79,396

 iShares MSCI India ETF

 2,305,660

 46,855

 JOHCM Asia Ex-Japan Equity Fund Class IS

 507,910

 625,958

 MFS Total Return Bond Fund Class I

 6,785,385

 174,573

 Oak Ridge Small Cap Growth Fund Class K

 5,935,482

 257,229

 T Rowe Price International Funds - European Stock Fund

 4,493,791

 67,723

 VanEck Vectors Vietnam ETF

 970,471

 577,807

 Western Asset Core Plus Bond Fund Class IS

 6,852,791

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $55,874,644)

 $52,933,167

 AFFILIATED FUNDS* - 62.5%

 1,881,011

 Pioneer Bond Fund Class K

 $18,433,908

 462,331

 Pioneer Core Equity Fund Class Y

 7,961,339

 623,412

 Pioneer Dynamic Credit Fund Class Y

 5,891,246

 138,853

 Pioneer Fund Class Y

 4,582,146

 464,327

 Pioneer Fundamental Growth Fund Class K

 8,956,868

 1,200,077

 Pioneer Global Equity Fund Class K

 15,865,018

 356,705

 Pioneer Global High Yield Fund Class Y

 3,049,828

 337,381

 Pioneer Global Multisector Income Fund Class Y

 3,606,602

 Pioneer High Yield Fund Class Y

 1,204,839

 Pioneer International Equity Fund Class Y

 23,638,948

 75,246

 Pioneer Mid Cap Value Fund Class K

 1,784,835

 32,652

 Pioneer Real Estate Shares Class Y

 885,509

 82,865

 Pioneer Select Mid Cap Growth Fund Class K

 2,848,899

 1,199,421

 Pioneer Strategic Income Fund Class K

 12,917,764

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $105,164,431)

 $110,422,916

 TOTAL MUTUAL FUNDS

 (Cost $161,039,075)

 $163,356,083

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.5%

 4,321,463

 U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25

 $4,436,047

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $4,228,604)

 $4,436,047

 SOVEREIGN DEBT OBLIGATION - 2.1%

     358,681,206

 JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $3,609,037

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $3,497,662)

 $3,609,037

 TOTAL INVESTMENTS IN SECURITIES - 97.0%

 (Cost $168,765,341) (a)

 $171,401,167

 OTHER ASSETS AND LIABILITIES - 3.0%

 $                  5,346,492

 TOTAL NET ASSETS - 100.0%

 $             176,747,659

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Balanced Fund (continued)

 (a)

 At October 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of $169,954,430 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $                      7,244,444

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (5,797,707)

 Net unrealized appreciation

 $                      1,446,737

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 677,667

 London

 Clearing House

 Receive

 EURIBOR

 6 Month

 0.694%

 2/10/25

 $(25,944)

 SEK

 6,482,000

 London

 Clearing House

 Pay

 LIBOR SEK

 3 Month

 0.981%

 2/10/25

   30,086

 $4,142

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 Appreciation

 EUR

 844,000

 Deutsche Bank

 Pay

 EMMI EURO

 OverNight Index Average

 0.332%

 5/09/26

 $12,075

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 JPY

 Japanese Yen

 SEK

 Swedish Krona

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $163,356,083

 $–

 $–

 $163,356,083

 U.S. Government and

 Agency Obligation

 –

 4,436,047

 –

 4,436,047

 Sovereign Debt

 Obligation

 –

 3,609,037

 –

 3,609,037

 Total

 $163,356,083

 $8,045,084

 $–

 $171,401,167

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swap

 $–

 $30,086

 $–

 $30,086

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swap

 –

 (25,944)

 –

 (25,944)

 Unrealized Appreciation

 on Interest Rate Swap

 –

 12,075

 –

 12,075

 Total Other

      Financial Instruments

 $–

 $16,217

 $–

 $16,217

 During the three months ended October 31, 2016, there were no transfers between Levels 1, 2, and 3.

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Growth Fund

 Shares

 Value

 MUTUAL FUNDS - 92.6%

 UNAFFILIATED FUNDS - 28.5%

 214,547

 AMG Managers Fairpointe Mid Cap Fund Class I

 $8,236,459

 543,980

 Columbia Funds Series Trust I Contrarian Core Fund Class Y

 12,185,152

 323,717

 Doubleline Total Return Bond Fund Class I

 3,512,329

 245,187

 Goldman Sachs Emerging Markets Debt Fund Class I

 3,170,268

 33,331

 iShares Core MSCI Emerging Markets ETF

 1,504,561

 295,280

 iShares MSCI Canada ETF

 7,485,348

 78,237

 iShares MSCI China ETF

 3,682,616

 110,658

 iShares MSCI Emerging Markets ETF

 4,109,838

 156,236

 iShares MSCI India ETF

 4,537,093

 386,257

 JOHCM Asia Ex-Japan Equity Fund Class IS

 4,187,029

 441,868

 JPMorgan Intrepid European Fund Class IS

 9,990,636

 367,783

 Oak Ridge Small Cap Growth Fund Class K

 12,504,622

 508,467

 T. Rowe Price International Funds - European Stock Fund

 8,882,919

 113,094

 VanEck Vectors Vietnam ETF

 1,620,637

 TOTAL INVESTMENTS IN UNAFFILIATED FUNDS

 (Cost $92,544,132)

 $85,609,507

 AFFILIATED FUNDS* - 64.1%

 2,250,273

 Pioneer Bond Fund Class K

 $22,052,675

 1,247,982

 Pioneer Core Equity Fund Class Y

 21,490,246

 485,961

 Pioneer Fund Class Y

 16,036,700

 1,179,883

 Pioneer Fundamental Growth Fund Class K

 22,759,943

 2,510,481

 Pioneer Global Equity Fund Class K

 33,188,559

 308,606

 Pioneer Global Multisector Income Fund Class Y

 3,298,998

 2,336,636

 Pioneer International Equity Fund Class Y

 45,844,806

 459,977

 Pioneer Mid Cap Value Fund Class K

 10,910,654

 106,535

 Pioneer Real Estate Shares Class Y

 2,889,225

 234,082

 Pioneer Select Mid Cap Growth Fund Class K

 8,047,739

 611,245

 Pioneer Strategic Income Fund Class K

 6,583,109

 TOTAL INVESTMENTS IN AFFILIATED FUNDS

 (Cost $180,381,896)

 $193,102,654

 TOTAL MUTUAL FUNDS

 (Cost $272,926,028)

 $278,712,161

 Principal Amount ($)

 U.S. GOVERNMENT AND AGENCY OBLIGATION - 2.5%

 7,339,886

 U.S. Treasury Inflation Indexed Note, 0.375%, 7/15/25

 $7,534,503

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATION

 (Cost $7,182,168)

 $7,534,503

 SOVEREIGN DEBT OBLIGATION - 2.0%

      611,580,840

 JPY

 Japanese Government CPI Linked Bond, 0.10%, 3/10/25

 $6,153,704

 TOTAL SOVEREIGN DEBT OBLIGATION

 (Cost $5,963,800)

 $6,153,704

 Contracts

 Description

 Counterparty/

 Exchange

 Strike

 Price

 Expiration

 Date

 EXCHANGE-TRADED PUT OPTIONS PURCHASED - 0.1%

 S&P 500 Index

 Chicago Board of Options

 2,000

 12/16/16

 $     48,980

 47

 S&P 500 Index

 Chicago Board of Options

 1,950

 3/17/17

   172,020

 TOTAL EXCHANGE-TRADED PUT OPTIONS PURCHASED

 (Premiums paid $732,850)

 $221,000

 EXCHANGE-TRADED CALL OPTIONS PURCHASED - 0.0%†

 S&P 500 Index

 Chicago Board of Options

 2,200

 12/16/16

 $     39,952

 S&P 500 Index

 Chicago Board of Options

 2,225

 12/16/16

 23,600

 TOTAL EXCHANGE-TRADED CALL OPTIONS PURCHASED

 (Premiums paid $440,818)

 $     63,552

 TOTAL INVESTMENTS IN SECURITIES - 97.2%

 (Cost $287,245,664) (a)

 $292,684,920

 EXCHANGE-TRADED CALL OPTIONS WRITTEN - 0.0% ††

 (44)

 S&P 500 Index

 Chicago Board of Options

 2,325

 12/16/16

 $     (1,496)

 TOTAL EXCHANGE-TRADED CALL OPTIONS WRITTEN

 (Premiums received $(26,268))

 $     (1,496)

 OTHER ASSETS AND LIABILITIES - 2.8%

 $8,441,789

 TOTAL NET ASSETS - 100.0%

 $301,125,213

 *

 Affiliated funds managed by Pioneer Investment Management, Inc.

 †

 Amount rounds to less than 0.1%.

 ††

 Amount rounds to greater than (0.1)%.

 Schedule of Investments | 10/31/16 (unaudited)

 Pioneer Solutions - Growth Fund (continued)

 (a)

 At October 31, 2016, the net unrealized appreciation on investments based on cost for federal tax purposes of

 $288,266,208 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of tax cost over value

 $                      18,319,948

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

 (13,901,236)

 Net unrealized appreciation

 $                      4,418,712

 CENTRALLY CLEARED INTEREST RATE SWAP AGREEMENTS

 Notional

 Principal ($)

 Exchange

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Net

 Unrealized

 Appreciation

 (Depreciation)

 EUR

 1,116,002

 London

 Clearing House

 Receive

 EURIBOR

 6 Month

 0.694%

 2/10/25

 $(42,725)

 SEK

 10,599,294

 London

 Clearing House

 Pay

 LIBOR SEK

 3 Month

 0.981%

 2/10/25

   49,197

 $6,472

 INTEREST RATE SWAP AGREEMENT

 Notional

 Principal ($)

 Counterparty

 Pay/

 Receive

 Floating

 Rate

 Annual

 Fixed

 Rate

 Expiration

 Date

 Unrealized

 Appreciation

 EUR

 1,548,000

 Deutsche Bank

 Pay

 EMMI EURO

 OverNight Index Average

 0.332%

 5/09/26

 $22,148

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 EUR

 Euro

 JPY

 Japanese Yen

 SEK

 Swedish Krona

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.

      Level 1 - quoted prices in active markets for identical securities.

      Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

      Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of October 31, 2016, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Mutual Funds

 $278,712,161

 $–

 $–

 $278,712,161

 U.S. Government and

 Agency Obligation

 –

 7,534,503

 –

 7,534,503

 Sovereign Debt

 Obligation

 –

 6,153,704

 –

 6,153,704

 Exchange-Traded Put

 Options Purchased

 221,000

 –

 –

 221,000

 Exchange-Traded Call

 Options Purchased

 63,552

 –

 –

 63,552

 Total

 $278,996,713

 $13,688,207

 $–

 $292,684,920

 Other Financial Instruments

 Unrealized Appreciation

 on Centrally Cleared

 Interest Rate Swap

 $–

 $49,197

 $–

 $49,197

 Unrealized Depreciation

 on Centrally Cleared

 Interest Rate Swap

 –

 (42,725)

 –

 (42,725)

 Unrealized Appreciation

 on Interest Rate Swap

 –

 22,148

 –

 22,148

 Exchange-Traded Call

 Options Written

 (1,496)

 –

 –

 (1,496)

 Total Other

 Financial Instruments

 $(1,496)

 $28,620

 $–

 $27,124

 During the three months ended October 31, 2016, there were no transfers between Levels 1, 2, and 3.

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Asset Allocation Trust By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 23, 2016 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Lisa M.Jones ----------------------- Lisa M.Jones, President and Chief Executive Officer Date December 23, 2016 By (Signature and Title)* /s/ Mark E. Bradley ----------------- Mark E. Bradley, Treasurer and Chief Accounting and Financial Officer Date December 23, 2016 * Print the name and title of each signing officer under his or her signature.